CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 300	$ 576
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares authorized	60,000,000	60,000,000
Ordinary shares, shares issued	31,780,111	29,278,401
Ordinary shares, shares outstanding	31,780,111	29,278,401